Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets, Finance Lease Liabilities, Investment in leaseback vessels and Net investment in Sales-type leases [Abstract]
Lessee and Lessor, Finance Leases [Text Block]
12. Right-of-Use Assets, Finance Lease Liabilities, Investment in leaseback vessels and Net investment in Sales-type leases:

(a) Right-of-Use Assets and Finance Lease Liabilities: On July 6, 2016 and July 15, 2016, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to the container vessels MSC Athos and the MSC Athens, by entering into a seven-year sale and leaseback transaction for each vessel. In May 2019, a supplemental agreement was signed to the existing sale and leaseback facility with the financial institution for an additional amount of up to $12,000 in order to finance the installation of scrubbers on the containerships MSC Athens and MSC Athos. In September 2020, after the completion of the scrubber installation on the two vessels, the Company drew down the amount of $12,000 and the repayment of the outstanding liability was extended up to 2026. On May 12, 2022, Jodie Shipping Co. and Kayley Shipping Co. signed a syndicated loan agreement for the purpose of financing the acquisition costs of the MSC Athens and the MSC Athos (Note 11.A.33). On June 8, 2022, the Company exercised the options to re-purchase the two above-mentioned container vessels (Note 7) and the two above-mentioned subsidiaries prepaid the corresponding portion of the then outstanding lease liability. At the same date, the Company derecognized the right-of-use assets regarding those vessels amounting to $152,982 and recognized vessels owned with the same amount within Vessels and advances, net.

On June 19, 2017, the Company entered into two seven-year sale and leaseback transactions with a financial institution for the container vessels Leonidio and Kyparissia. On May 12, 2022, Simone Shipping Co. and Plange Shipping Co. signed a syndicated loan agreement for the purpose of financing the acquisition costs of the Leonidio and the Kyparissia (Note 11.A.33). On June 15, 2022, the Company exercised the options to re-purchase the two above-mentioned container vessels (Note 7) and the two above-mentioned subsidiaries prepaid the corresponding portion of the then outstanding lease liability. At the same date, the Company derecognized the right-of-use assets regarding those vessels amounting to $34,924 and recognized vessels owned with the same amount within Vessels and advances, net.

On May 12, 2023, the Company (Note 10) entered into a Share Purchase Agreement with York and assumed the related finance lease liability with reference to the sale and leaseback agreement dated December 15, 2015. On the acquisition date, the Company accounted for the arrangement as finance lease and recognized the finance lease liability amounting to $28,064, making use of an incremental borrowing rate of 6.04%. As of December 31, 2023, the outstanding amount of the finance lease liability bears fixed interest and is repayable in various installments from January 2024 to April 2025 and a balloon payment of $23,113, payable together with the last installment.

The depreciation with respect to the right-of-use assets under finance lease, charged during the years ended December 31, 2021, 2022 and 2023, amounted to $7,489, $3,284 and $817, respectively, and is included in Depreciation in the accompanying consolidated statements of operations. As of December 31, 2023 and 2022, the carrying value of the right-of-use assets under finance lease amounted to $39,211 and nil, respectively, and is separately reflected as Finance leases, right-of-use assets, in the accompanying consolidated balance sheet.

Total interest expenses incurred on finance leases, for the years ended December 31, 2021, 2022 and 2023, amounted to $4,661, $2,109 and $950, respectively, and are included in Interest and finance costs in the accompanying consolidated statements of operations.

The annual lease payments under the finance lease after December 31, 2023 are in the aggregate as follows:

12-month period ending December 31,	Amount
2024	$4,189
2025	24,280
Total	$28,469
Less: Discount	(1,908)
Total finance lease liability	$26,561

The total finance lease liabilities, are presented in the accompanying December 31, 2022 and 2023 consolidated balance sheet as follows:

	December 31, 2022	December 31, 2023
Finance lease liabilities – current	$-	$2,684
Finance lease liabilities – non-current	-	23,877
Total	$-	$26,561

(b) Investments in leaseback vessels:

At the time that the Company obtained control in NML (Note 1), NML subsidiaries had the following vessels under sale and leaseback arrangements:

1. One container vessel that was originally acquired in May 2021 by a wholly owned subsidiary of NML and leased back under bareboat charter to the seller for a period of 4.75 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. At March 30, 2023, the date the Company obtained control over NML, the Company assessed that the arrangement constituted a failed sale and recognized loan receivable of $9,479. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $6,916 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

2. One dry bulk vessel that was originally acquired in May 2022 by a wholly owned subsidiary of NML and leased back under bareboat charter to the seller for a period of 5.5 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. At March 30, 2023, the date the Company obtained control over NML, the Company assessed that the arrangement constituted a failed sale and recognized loan receivable of $8,439. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement has been fully received and the vessel was repurchased by the lessee.

3. One dry bulk vessel that was originally acquired in December 2022 by a wholly owned subsidiary of NML and leased back under bareboat charter to the seller for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at fixed rate. At March 30, 2023, the date the Company obtained control over NML, the Company assessed that the arrangement constituted a failed sale and recognized loan receivable of $15,194. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $13,479 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

4. One dry bulk vessel that was originally acquired in December 2022 by a wholly owned subsidiary of NML and leased back under bareboat charter to the seller for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. At March 30, 2023, the date the Company obtained control over NML, the Company assessed that the arrangement constituted a failed sale and recognized loan receivable of $6,515. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $5,940 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

Subsequent to the NML acquisition (Note 1), NML acquired the following vessels under sale and lease back arrangements:

1. In March 2023, NML acquired one dry bulk vessel for $12,250, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $11,219 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

2. In April 2023, NML acquired one dry bulk vessel for $12,250, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $11,314 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

3. In May 2023, NML acquired one dry bulk vessel for $10,350, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $9,290 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

4. In June 2023, NML acquired one dry bulk vessel for $9,350, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $8,442 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

5. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $9,547 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

6. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $9,645 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

7. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $9,645 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

8. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $9,645 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

9. In August 2023, NML acquired an offshore supply vessel for $13,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $12,489 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

10. In August 2023, NML acquired an offshore support vessel for $13,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $12,489 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

11. In September 2023, NML acquired one dry bulk vessel for $8,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $8,218 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

12. In September 2023, NML acquired a multipurpose offshore vessel for $14,400, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $13,705 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

13. In October 2023, NML acquired one dry bulk vessel for $8,500, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $8,276 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

14. In November 2023, NML acquired one dry bulk vessel for $8,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $7,822 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

15. In December 2023, NML acquired one dry bulk vessel for $12,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $11,853 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

16. In December 2023, NML acquired one dry bulk vessel for $11,700, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bearinterest at Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $11,557 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

17. In December 2023, NML acquired one dry bulk vessel for $7,350, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $7,260 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

18. In December 2023, NML acquired one dry bulk vessel for $6,485, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $6,389 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

19. In December 2023, NML acquired one dry bulk vessel for $14,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of December 31, 2023, the outstanding loan receivable balance under the bareboat agreement was $13,896 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

(c)  Net investment in Sales-type leases: In April and May 2023, the container vessels Vela and Vulpecula, respectively, commenced variable rate time charters. The time charters were classified as Sales-type leases and on their commencement dates an aggregate gain of $29,579 was recognized and is included in Gain on sale of vessels, net in the accompanying consolidated statements of operations.

The balance of the Net investment in sales-type lease reflected in the accompanying balance sheet is analyzed as follows:
December 31, 2023
Lease receivable	$41,901
Unguaranteed residual value	201
Net investment in sales-type lease vessels	$42,102

Net investment in sales-type lease vessels, current	(22,620)
Net investment in sales-type lease vessels, non-current	$19,482

During the year ended December 31, 2023, the interest income relating to the net investment in sale-type leases amounted to $41,299 and is included in Voyage revenue in the accompanying consolidated statements of operations. The following table presents a maturity analysis of the lease payments on sales-type leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the net investment in the lease receivables recognized in the consolidated balance sheet at December 31, 2023.

12-month period ending December 31,	Amount
2024	$65,811
2025	24,541
2026	6,038
2027	4,193
2028	3,154
Total undiscounted cash flows	$103,737
Present value of lease payments*	$41,901

*The difference between the present value of the lease payments and the net investment in the lease balance in the balance sheet is due to the vessels unguaranteed residual value, which is included in the net investment in the lease balance but is not included in the future lease payments.